Shareholders’ equity (deficiency) (Details)	1 Months Ended	6 Months Ended
	Aug. 30, 2021 shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 ILS (₪) $ / shares	Jun. 30, 2022 ILS (₪) shares
Stockholders' Equity Note [Abstract]
Reverse stock split	1:1.0422
Ordinary shares authorized				3,454,112,863
Ordinary shares par value | ₪			₪ 0.00001	₪ 0.00001
Weighted average fair values at grant date of options granted | $ / shares		$ 3.25	₪ 2.29
Weighted average fair value at grant date of RSUs granted | $ / shares		$ 6.34
Unrecognized compensation expense | $		$ 41,070
Weighted average period		3 years 3 months 18 days
Aggregate number of Shares	1,871,687
Ordinary shares				1,871,687
Shares outstanding percentage		1.00%
Outstanding share options percentage		5.00%
Employee share purchase plans | $		$ 25,000
Eligible compensation percentage		10.00%
Ordinary shares purchase		5,000
Purchase price percentage		85.00%